Warrants (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants
Warrants outstanding (in Shares)	8,869,633	8,869,633
Exercise price	$ 11.50
Fair value of traded warrants	$ 0.29	$ 0.92